First-Time Adoption of IFRS TLG	12 Months Ended
Dec. 31, 2020
First-Time Adoption of IFRS
First-Time Adoption of IFRS

Note 3. First-Time Adoption of IFRS

IFRS 1 – First-time adoption of IFRS

Impact of initial application of IFRS 1 – first-time adoption of International Financial Reporting Standards

The Company adopted IFRS as issued by IASB in the accompanying financial statements. The figures for 2019 and 2018 in the statements of comprehensive loss have been prepared in accordance with IFRS as issued by the IASB.

The disclosures required by IFRS 1, First-Time Adoption of IFRS, concerning the transition from Danish Financial Statement Act (“Local GAAP”) to IFRS were presented in the prior year financials. The financial statements for the year ended December 31, 2019 are the first the Company has prepared financial statements in accordance with IFRS. For periods up to and including the year ended December 31, 2018, the Company prepared its financial statements in accordance with the Danish Financial Statements Act. Accordingly, the Company has prepared financial statements that comply with IFRS applicable as at December 31, 2020, together with the comparative period data for the years ended December 31, 2019 and 2018.